Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Table]
Auditor Name	Summit Group CPAs, P.C.
Auditor Firm ID	5910
Auditor Location	New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Aurelion Inc. (the “Company”) and its subsidiaries (collectively referred to as the “Group”), as of September 30, 2025 and 2024, the related consolidated statements of comprehensive (loss) income, consolidated statements of shareholders’ equity, and consolidated statements of cash flows, for each of the three years ended September 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial positions of the Group as of September 30, 2025 and 2024, and the results of its operations and its cash flows, for each of the three years ended September 30, 2025, in conformity with generally accepted accounting principles in the United States of America.